Note 6 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - negative scenario [Member]	Jun. 30, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.18%
Unemployment	12.76%
HPI	1.46%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.01%
Unemployment	12.86%
HPI	(0.04%)
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(1.72%)
Unemployment	12.51%
HPI	(2.08%)
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(2.81%)
Unemployment	12.19%
HPI	(3.48%)
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(3.10%)
Unemployment	11.89%
HPI	(3.76%)
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(2.65%)
Unemployment	11.66%
HPI	(3.04%)
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.11%
Unemployment	2.80%
HPI	5.02%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.69%
Unemployment	3.29%
HPI	5.32%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.89%
Unemployment	3.37%
HPI	4.10%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.03%
Unemployment	3.32%
HPI	3.85%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.75%
Unemployment	3.24%
HPI	3.62%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.57%
Unemployment	3.36%
HPI	3.58%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.71%
Unemployment	9.49%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.58%
Unemployment	11.25%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.34%
Unemployment	11.98%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%
Unemployment	12.20%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.77%
Unemployment	12.04%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.53%
Unemployment	11.93%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.84%
Unemployment	7.08%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.34%
Unemployment	7.03%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	0.51%
Unemployment	7.10%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	0.83%
Unemployment	7.14%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	0.63%
Unemployment	7.16%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	0.60%
Unemployment	7.16%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(5.21%)
Unemployment	10.45%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.59%
Unemployment	9.19%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	(0.75%)
Unemployment	8.23%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	(1.73%)
Unemployment	7.42%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	(1.50%)
Unemployment	6.75%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	(1.32%)
Unemployment	5.96%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.71%
Unemployment	10.89%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.27%
Unemployment	11.66%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.40%
Unemployment	11.47%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.40%
Unemployment	11.03%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.48%
Unemployment	10.64%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.87%
Unemployment	10.22%